Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table presents our disaggregated revenues by revenue source. We sell products within all major product categories in each operating segment. For additional information on the disaggregated revenues by geographical regions, see Note 16 to the Consolidated Financial Statements.

Revenues related to our former compressor business were fully reflected in our Latin America segment through June 30, 2019. We completed the sale of our compressor business on July 1, 2019. For additional information on the sale of Embraco, see Note 17 to the Consolidated Financial Statements.

	Twelve months ended
Millions of dollars	2020	2019
Major product categories:
Laundry	$5,675	$6,193
Refrigeration	6,058	6,229
Cooking	4,782	4,670
Dishwashing	1,605	1,598
Total major product category net sales	$18,120	$18,690
Compressors	—	557
Spare parts and warranties	913	979
Other	423	193
Total net sales	$19,456	$20,419

Schedule of Allowance for Doubtful Financing Receivables
The following table summarizes our allowance for doubtful accounts by operating segment for the twelve months ended December 31, 2020.

Millions of dollars	December 31, 2019	Charged to Earnings	Write-offs	Foreign Currency	December 31, 2020
Accounts receivable allowance
North America	$4	$4	$(1)	$—	$7
EMEA	83	5	(22)	1	67
Latin America	33	32	(17)	(4)	44
Asia	12	1	—	1	14
	$132	$42	$(40)	$(2)	$132
Financing receivable allowance
Latin America	$29	$—	$(2)	$—	$27
Asia	19	—	—	2	21
	$48	$—	$(2)	$2	$48
Consolidated	$180	$42	$(42)	$—	$180
We recorded an immaterial amount of bad debt expense for the year ended December 31, 2020 and 2019, respectively.

Schedule of Allowance for Doubtful Accounts Receivable
The following table summarizes our allowance for doubtful accounts by operating segment for the twelve months ended December 31, 2020.

Millions of dollars	December 31, 2019	Charged to Earnings	Write-offs	Foreign Currency	December 31, 2020
Accounts receivable allowance
North America	$4	$4	$(1)	$—	$7
EMEA	83	5	(22)	1	67
Latin America	33	32	(17)	(4)	44
Asia	12	1	—	1	14
	$132	$42	$(40)	$(2)	$132
Financing receivable allowance
Latin America	$29	$—	$(2)	$—	$27
Asia	19	—	—	2	21
	$48	$—	$(2)	$2	$48
Consolidated	$180	$42	$(42)	$—	$180
We recorded an immaterial amount of bad debt expense for the year ended December 31, 2020 and 2019, respectively.